SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 15,682	$ 22,785
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	7,602	14,431
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure		763
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 8,080	$ 7,591